Long-term debt (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Mar. 15, 2020	Dec. 31, 2018	Mar. 13, 2017
Disclosure of Long-Term Debt [Line Items]
Borrowings Repayment Description Prior Maturity	Prior to March 15, 2020, Vermilion may redeem up to 35% of the original principal amount of the senior unsecured notes with the proceeds of certain equity offerings by the Company at a redemption price of 105.625% of the principal amount plus any accrued and unpaid interest to the applicable redemption date. Prior to March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at a price equal to 100% of the principal amount of the senior unsecured notes, plus an applicable premium and any accrued and unpaid interest. On or after March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth in the following table plus any accrued and unpaid interest.
Unsecured notes [Member]
Disclosure of Long-Term Debt [Line Items]
Notional amount			$ 300.0
Borrowings, interest rate			5.625%
Borrowings Repayment Description Prior Maturity		March 15, 2025